Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit (loss) before tax	$ (10,935,247)	$ (66,105,430)	$ 17,011,604
Adjustments to reconcile profit (loss) to net cash used in operating activities:
Expected credit losses	862,634	897,170	12,153,098
Depreciation expenses	753,406	574,121	522,963
Amortization expenses	560,273	821,201	726,031
(Gain) loss on disposal of property and equipment	0	(656)	94
Share-based payment expenses	271,050	749,572	695,675
Share-based compensation expenses	4,768,696	201,908	203,676
Interest expense	543,808	732,508	818,065
Interest income	(3,277,048)	(1,569,253)	(770,410)
Unrealized foreign currency exchange losses, net	20,206,577	22,397,898	0
Write-back of accounts and other payables	(11,976)	0	(263,237)
Fair value measurement of financial instruments, net	1,039,329	59,540,069	(6,050,777)
Expenses on investment in rent-a-captive company	0	46,146	78,128
Loss on sale of equity shares held-for-trading	265,108	0	0
Contract assets	(106,858,689)	(68,321,552)	(33,487,938)
Accounts receivable, net	30,863,543	25,548,022	962,163
Inventories	5,362	17,917	45,513
Prepayments	14,528,978	(21,002,839)	(6,017,351)
Other receivables	(4,250)	(200,520)	91,993
Other assets	(995,144)	438,962	(162,517)
Contract liabilities	1,015,192	165,624	49,128
Notes payable	0	(564)	0
Accounts and other payables	17,029,808	14,649,204	3,984,171
Provisions	147,038	(72,771)	(17,069)
Other liabilities	(52,975)	417,229	(62,759)
Guarantee deposits liabilities	123,718	0	0
Cash flows used in operations	(29,150,809)	(30,076,034)	(9,489,756)
Interest received	3,326,767	1,450,168	751,998
Interest paid	(577,343)	(958,123)	(668,540)
Income tax paid	(2,257,592)	(65,993)	(22,621)
Net cash used in operating activities	(28,658,977)	(29,649,982)	(9,428,919)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in financial assets at FVTPL	(4,000,000)	(588,600)	0
Disbursement of convertible loan	(500,000)	0	0
Dividend distribution from financial assets at FVTPL	0	1,536,555	0
Acquisition of property and equipment	(615,498)	(542,559)	(297,357)
Proceeds from disposal of property and equipment	0	1,650	6,122
Acquisition of intangible assets	(54,987)	(913,313)	(3,517,971)
Proceeds from sale of shares held-for-trading	3,944,695	0	0
Acquisition of shares held-for-trading	(4,209,803)	0	0
Proceeds from restricted deposits	20,432,716	18,068,962	0
Investment in restricted deposits	(9,537,906)	0	(34,599,728)
(Increase) decrease in guarantee deposits	0	(925,861)	(285,314)
Net cash flows from (used in) investing activities	5,459,217	16,636,834	(38,694,248)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	14,726,255	10,259,577	28,050,769
Repayments of short-term borrowings	(21,066,547)	(7,737,059)	(25,205,710)
Proceeds from long-term borrowings	0	0	1,561,723
Repayments of long-term borrowings	(2,289,408)	(1,775,257)	(3,193,619)
Principal payment of lease liabilities	(263,079)	(175,653)	(16,344)
Repayments of loan from shareholders	0	(3,000,000)	0
Acquisition of treasury stock	(3,503,403)	(3,626,488)	0
Proceeds from exercise of stock options	72,283	0	0
Proceeds from issuance of preferred shares	0	9,650,000	23,290,000
Proceeds from issuance of ordinary shares	44,274,055	11,290,005	0
Payment of share issuance costs	(6,524,746)	0	0
Exercise of restricted share units	0	0	873,500
Net cash flows from financing activities	101,191,087	27,975,750	29,733,194
Effect of foreign exchange rate changes	(158,414)	1,429,743	700,453
Net increase (decrease) in cash and cash equivalents	77,832,913	16,392,345	(17,689,520)
Cash and cash equivalents at beginning of year	21,699,202	5,306,857	22,996,377
Cash and cash equivalents at end of year	99,532,115	21,699,202	5,306,857
Public warrants [member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants	0	0	4,372,875
Stock warrants [member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants	$ 75,765,677	$ 13,090,625	$ 0